Consolidated statements of operations and comprehensive loss - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Revenue
Licensing (Note 3)	$ 29,682	$ 0	$ 1,401,517
Up-front fees (Note 3)	19,068	0	0
Other Services	16,978	0	0
Revenues	65,728	0	1,401,517
Expenses
Research and development	2,149,126	2,661,875	3,517,018
Selling, general and administrative	561,050	1,249,676	2,147,432
Depreciation (Note 6)	206,059	261,525	415,375
Total operating expenses	2,916,235	4,173,076	6,079,825
Loss from operations	(2,850,507)	(4,173,076)	(4,678,308)
Net foreign exchange gain (loss)	210,634	(22,465)	(168,568)
Interest expense	(291,619)	(549,299)	(969,653)
Gain on settlement	0	0	2,500,000
Gain (loss) on disposal of property and equipment	44,435	0	(41,603)
Impairment of fixed asset (Note 6)	0	(514,502)	0
Net loss before income taxes	(2,887,057)	(5,259,342)	(3,358,132)
Provision for income taxes (Note 16)
Current tax expense / (recovery)	10,858	(20,333)	32,833
Deferred tax recovery	(5,521)	(93,854)	0
Net loss and comprehensive loss	$ (2,892,394)	$ (5,145,155)	$ (3,390,965)
Loss per common share, basic and diluted	$ (0.09)	$ (0.17)	$ (0.14)
Weighted average number of common
shares outstanding, basic and diluted	33,092,665	29,430,014	23,561,949